Consolidated Statements of Operations (parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Affiliate purchased gas	$ 2,494.5	[1]	$ 1,736.3	[1]	$ 1,428.1	[1]
General and administrative	94.5	[2]	45.1	[2]	41.7	[2]
Affiliated Entity
Affiliate purchased gas	354.3		1,588.2		1,310.3
Operating expenses - affiliates	5.9		36.2		33.8
General and administrative	$ 11.6		$ 45.1		$ 41.7

[1]	Includes $354.3 million, $1,588.2 million and $1,310.3 million for the year ended December 31, 2014, 2013 and 2012, respectively, of affiliate purchased gas
[2]	Includes $11.6 million, $45.1 million and $41.7 million for the year ended December 31, 2014, 2013 and 2012, respectively, of affiliate general and administrative expenses.